Share-Based Payments - Summary Of Weighted Average Fair Value and Inputs Measurements Of Fair Value Equity Settled Options (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) yr € / shares	Dec. 31, 2021 EUR (€) yr € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share value (EUR) | € / shares	€ 9.61	€ 2.48
Option exercise price (EUR) | € / shares	€ 9.73	€ 2.48
Dividend yield	0.00%	0.00%
Fair value per option (EUR)	€ 4.2
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility (%)	38.00%	42.00%
Expected life (years) | yr	5	5
Risk-free rate	(3.88%)	(0.62%)
Fair value per option (EUR)		€ 0.91
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility (%)	42.00%	44.00%
Expected life (years) | yr	7	6.9
Risk-free rate	(3.93%)	(0.58%)
Fair value per option (EUR)		€ 0.98